Other operating expenses - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Other Operating Expense [Line Items]
Contributions to the Single and Local Resolution Funds	€ 35	€ 251	€ 354
Increase (decrease) in local bank taxes	145
Local bank taxes	617	472	470
Netherlands, Germany, Belgium, Poland
Disclosure Of Other Operating Expense [Line Items]
Contributions to the Deposit Guarantee Schemes	€ 230	€ 320	€ 425